GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Sep. 30, 2024
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

15. GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our general and administrative expenses for the years ended September 30, 2023 and 2024:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Professional expense	22,248	291,366	758,223
Depreciation expense	201,080	187,259	179,103
Payroll expense	2,349,799	2,034,346	1,870,720
Staff welfare	16,686	11,703	23,294
Insurance expense	30,758	10,079	26,618
Rent expense	212,871	212,871	213,199
Electricity & water	18,302	18,403	18,655
Motor expense	93,571	82,096	71,365
Office expense	127,057	92,988	91,940
Others	140,231	127,521	147,981
Travel expense and entertainment	73,132	60,022	107,247
Impairment loss – ECL	-	(176,170)	243,229
Bank charges	14,444	8,999	22,032

	3,300,179	2,961,483	3,773,606